Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.25%(a)
Alabama–2.30%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 3,630	$ 4,256,358
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	193,784
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	940	1,143,083
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(d)(e)	5.50%	01/01/2043	1,900	1,263,324
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,195	1,764,606
Series 2016 A, RB(f)	5.00%	09/01/2046	2,100	3,100,982
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	615	711,647
				12,433,784
Arizona–3.84%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,870	2,100,470
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	804	901,444
Series 2020 A, RB(g)	5.00%	12/15/2050	300	342,293
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2038	1,200	1,246,726
Series 2019 B, RB	5.13%	01/01/2054	60	56,814
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(g)	5.25%	07/01/2047	870	888,695
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,085,662
Series 2017, Ref. RB	5.00%	11/15/2045	665	708,026
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	165	190,365
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	380	433,004
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,340	2,390,196
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,160	1,395,758
Series 2017 A, RB(h)	5.00%	07/01/2047	1,855	2,218,699
Series 2020, RB(f)	5.00%	07/01/2049	2,250	2,780,153
Series 2020-XM0924, RB(f)	5.00%	07/01/2044	1,495	1,919,611
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	270	284,644
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	885	925,801
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	600	842,110
				20,710,471
Arkansas–0.12%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	626,925
California–15.78%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(f)(i)	5.00%	04/01/2056	1,890	2,320,060
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	900	837,469
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	328,378
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	8,390	701,153
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	121,075
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,245	249,549
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	$ 2,805	$ 2,851,325
Series 2012, GO Bonds	5.00%	04/01/2042	2,060	2,091,833
Series 2012, Ref. GO Bonds(b)(c)	5.25%	02/01/2022	2,220	2,238,503
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,431,219
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,170,551
Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,560	1,955,237
Series 2020-XM0909, GO Bonds(f)	3.00%	11/01/2050	1,750	1,881,840
Series 2020-XX1123, Ctfs.(f)(i)	4.00%	03/01/2046	2,245	2,650,852
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	625	684,279
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	255	404,454
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2048	1,465	1,738,834
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	364	419,757
Series 2021 A, RB	3.25%	08/20/2036	540	612,464
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	619	707,116
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	145	165,677
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	940	1,159,239
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(k)	4.00%	05/15/2039	500	593,599
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,110	1,327,350
Series 2018 A, RB(h)	5.00%	12/31/2043	1,500	1,790,680
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I); Series 2017 A, RB	5.00%	06/01/2042	750	914,508
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	1,240	1,417,782
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	185	207,733
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(h)	5.00%	07/01/2027	930	996,775
Series 2012, RB(g)(h)	5.00%	07/01/2030	1,215	1,302,981
Series 2012, RB(g)(h)	5.00%	07/01/2037	2,685	2,785,229
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	738,961
Series 2016 A, RB(g)	5.00%	12/01/2041	1,030	1,183,419
Series 2016 A, RB(g)	5.25%	12/01/2056	750	863,298
California State University; Series 2020-XM0923, RB(f)	5.00%	11/01/2048	1,545	1,916,849
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	625	577,764
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	625	657,457
Series 2021, RB(g)	4.00%	08/01/2056	375	389,000
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	380	380,670
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(j)(k)	0.00%	01/15/2034	3,145	2,465,278
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	1,050	1,124,565
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,350	1,563,863
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,650	1,910,140
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,015	1,226,339
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	875	893,980
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(f)	7.15%	05/15/2044	1,495	1,881,216
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2037	1,200	1,232,740
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	435	665,282
Series 2009 B, RB	6.50%	11/01/2039	1,660	2,661,192
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	1,500	1,728,496
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(h)	5.00%	05/01/2022	2,730	2,783,922
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	$ 1,120	$ 1,434,380
Series 2021 B, RB(h)	4.00%	07/01/2046	870	1,014,467
Series 2021 B, RB(h)	5.00%	07/01/2056	1,805	2,255,864
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(h)	5.00%	05/01/2036	875	1,088,261
Series 2019 A, RB(h)	5.00%	05/01/2039	1,760	2,177,595
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	600	712,082
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	540,631
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	2,605	874,646
University of California;
Series 2018 AZ, Ref. RB(f)	4.00%	05/15/2048	1,780	2,046,449
Series 2020 BE, Ref. RB	5.00%	05/15/2042	2,205	2,831,401
Series 2021, RB(f)	4.00%	05/15/2047	1,740	2,044,637
Series 2021-XF1212, Revenue Ctfs.(f)	4.00%	05/15/2051	1,905	2,256,339
				85,178,684
Colorado–3.66%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	925	1,058,129
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	852,042
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(f)(i)	5.00%	08/01/2044	935	1,149,381
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	659,128
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,419,488
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	435	531,201
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	690	682,760
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	537,474
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	540,024
Denver (City & County of), CO;
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	1,400	1,463,641
Series 2018 A, Ref. RB(f)(h)	5.25%	12/01/2048	1,315	1,610,762
Series 2018 A-2, RB(j)	0.00%	08/01/2034	1,270	866,377
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	369,100
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	720,007
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	565,982
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	552,505
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	1,500	2,331,246
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	512,301
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	618,289
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	547,329
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.00%	12/01/2041	1,000	995,907
Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,535	1,160,762
				19,743,835
District of Columbia–1.80%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	530,420
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(h)	4.00%	10/01/2041	2,250	2,685,694
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,005	5,085,129
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,410,455
				9,711,698
Florida–9.60%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	370	423,062
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,000,000)(e)	8.13%	11/15/2041	1,000	1,000,172
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2012 A, RB(b)(c)	5.00%	10/01/2022	$ 2,460	$ 2,558,646
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	1,900	2,072,069
Series 2015 A, RB(h)	5.00%	10/01/2045	1,075	1,233,435
Series 2017, RB(f)(h)(i)	5.00%	10/01/2047	1,935	2,325,899
Series 2019 B, RB(h)	4.00%	09/01/2044	625	713,548
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	190	202,618
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(f)(i)	5.00%	07/01/2049	1,775	2,196,080
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,983)(d)(e)(g)	7.75%	05/15/2035	1,000	680,000
County of Miami-Dade FL Water & Sewer System Revenue; Series 2021-XM0942, Revenue Ctfs.(f)	4.00%	10/01/2046	2,225	2,644,395
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,100	1,183,362
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,635,838
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(h)	7.38%	01/01/2049	490	534,491
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2044	1,750	2,016,833
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	1,555	1,888,712
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	550,735
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	237,983
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	890,882
Series 2020 B-3, RB	3.38%	08/15/2026	310	311,121
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	784,244
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	2,270	2,359,081
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	1,510	1,569,257
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	870	904,887
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,375	1,430,137
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,450	1,508,145
Series 2016 A, Ref. RB	5.00%	10/01/2041	965	1,147,692
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2046	995	1,157,639
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	2,115	2,451,879
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(f)	5.00%	04/01/2053	2,890	3,459,464
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,000	1,003,378
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	1,535	1,845,093
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2050	1,105	422,466
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	335	118,019
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	335	113,482
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	285	92,815
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	375	406,449
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(b)(c)	5.00%	12/01/2024	1,125	1,279,924
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	748,926
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	197	2
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	496,596
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,085,742
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,138,986
				51,824,184
Georgia–3.60%
Atlanta (City of), GA; Series 2015, Ref. RB(f)	5.00%	11/01/2040	6,015	6,897,651
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,437,394
Brookhaven Development Authority;
Series 2020, RB(f)(i)	4.00%	07/01/2044	845	985,598
Series 2020, RB(f)(i)	4.00%	07/01/2049	1,250	1,448,184
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	745	890,694
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	$ 660	$ 747,159
Georgia (State of) Ports Authority; Series 2021, RB	4.00%	07/01/2043	465	562,541
Georgia Ports Authority;
Series 2021, RB(f)	4.00%	07/01/2046	625	751,189
Series 2021, RB(f)	4.00%	07/01/2051	1,860	2,221,673
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,000	1,156,164
Series 2021 C, RB(c)	4.00%	12/01/2028	1,120	1,322,209
				19,420,456
Hawaii–2.76%
Hawaii (State of);
Series 2014 EO, GO Bonds(b)(c)	5.00%	08/01/2024	4,500	5,056,862
Series 2015 A, RB(h)	5.00%	07/01/2041	645	733,768
Series 2015 A, RB(h)	5.00%	07/01/2045	1,295	1,473,224
Series 2018 A, RB(h)	5.00%	07/01/2043	1,150	1,389,567
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,500	2,688,135
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,041,059
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(f)	5.00%	07/01/2031	2,160	2,490,208
				14,872,823
Idaho–0.36%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	670,061
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,245	1,254,427
				1,924,488
Illinois–18.35%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	555	556,229
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(j)(k)	0.00%	01/01/2029	1,710	1,506,556
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	913,349
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	372,408
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	297,666
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,785	2,796,486
Series 2012 A, GO Bonds	5.00%	01/01/2033	625	626,941
Series 2012 A, GO Bonds (INS - BAM)(k)	5.00%	01/01/2033	1,190	1,193,394
Series 2012, RB	5.00%	01/01/2042	2,585	2,605,510
Series 2014, RB	5.00%	11/01/2044	665	740,481
Series 2014, Ref. RB	5.00%	01/01/2029	890	984,170
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,983,561
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,922,512
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	2,600	2,735,999
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	950	1,030,689
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	1,999,395
Series 2015 C, RB(h)	5.00%	01/01/2046	645	720,592
Series 2015 D, RB	5.00%	01/01/2046	450	507,267
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,244,319
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	475	557,329
Series 2018 A, Ref. GO Bonds (INS - AGM)(k)	5.00%	12/01/2032	535	660,797
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	632,412
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	783,710
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	1,000	1,473,114
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,572,026
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(f)(i)	5.25%	12/01/2036	$ 4,185	$ 4,185,000
Series 2014, RB	5.00%	12/01/2044	2,590	2,910,850
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(k)	4.00%	01/01/2041	1,485	1,717,840
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	575	682,616
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(k)	5.25%	07/01/2029	1,660	1,786,717
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,150,742
Series 2014, GO Bonds	5.00%	05/01/2035	355	390,124
Series 2014, GO Bonds	5.00%	05/01/2036	850	933,240
Series 2016, GO Bonds	5.00%	11/01/2036	895	1,046,780
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	234,341
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	129,263
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	2,231,750
Series 2018 A, GO Bonds	6.00%	05/01/2027	575	719,879
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	1,133,045
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	451,905
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,328,889
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(b)(c)	5.00%	03/01/2022	5	5,060
Series 2012, RB(b)(c)	5.00%	03/01/2022	995	1,006,836
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,100	1,238,519
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	270	270,376
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,050,526
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	50,271
Series 2019 A, Ref. RB	5.00%	11/01/2049	410	452,240
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	2,081,644
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	991	993,579
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,001,904
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,782,278
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	168,214
Series 2017, Ref. RB	5.25%	02/15/2037	145	157,640
Series 2017, Ref. RB	5.25%	02/15/2047	620	670,398
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(f)	5.25%	10/01/2052	2,460	2,622,970
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(j)(k)	0.00%	12/15/2029	2,100	1,815,315
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	5,153,585
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2031	920	1,005,780
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2032	840	916,782
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(f)	5.00%	01/01/2038	3,125	3,277,932
Series 2014 C, RB(f)	5.00%	01/01/2039	3,760	4,222,581
Series 2015 A, RB(f)	5.00%	01/01/2040	1,500	1,712,122
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2046	1,000	1,201,569
Peoria (County of), IL; Series 2011, GO Bonds(f)	5.00%	12/15/2041	3,425	3,437,871
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(k)	6.50%	07/01/2030	1,685	2,253,203
Series 2002 A, RB (INS - NATL)(k)	6.00%	07/01/2029	860	1,149,992
Series 2018 B, RB	5.00%	06/01/2040	1,730	2,135,230
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(f)	5.00%	01/01/2048	3,135	3,757,662
				99,041,972
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–2.08%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(c)(h)	5.00%	07/01/2023	$ 500	$ 535,512
Series 2013 A, RB(b)(c)(h)	5.00%	07/01/2023	440	471,251
Series 2013, RB(b)(c)(h)	5.00%	07/01/2023	2,940	3,148,812
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	610	620,598
Series 2012 A, RB	5.00%	06/01/2039	2,550	2,591,565
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,000	1,078,431
Series 2016 A, Ref. RB	5.00%	01/01/2042	940	1,111,572
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,663,640
				11,221,381
Iowa–1.61%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	310	316,188
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	965	1,039,909
Series 2013, Ref. RB(c)	5.25%	12/01/2037	965	1,048,734
Series 2019, Ref. RB	3.13%	12/01/2022	220	223,109
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	375	417,616
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2030	755	979,745
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	900	1,043,178
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,425	1,646,360
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	10,165	1,900,379
				8,685,251
Kansas–0.24%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,215	1,317,776
Kentucky–2.31%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	1.45%	02/01/2025	530	534,093
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(k)	5.00%	12/01/2047	835	871,375
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,515	1,700,807
Series 2015 A, RB	5.00%	01/01/2045	255	285,877
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	1,117,212
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	905,628
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,115	1,292,078
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(c)	5.75%	07/01/2023	1,000	1,086,978
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(f)(i)(k)	5.00%	09/01/2044	2,860	3,599,560
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,088,142
				12,481,750
Louisiana–1.20%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB(b)(c)	5.25%	06/01/2023	2,000	2,146,990
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(g)	3.90%	11/01/2044	690	742,514
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	500	575,133
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(k)	5.00%	10/01/2043	335	414,117
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	$ 235	$ 235,871
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,245	1,271,076
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,050	1,071,603
				6,457,304
Maryland–1.24%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	336,827
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,120	1,351,356
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	688,481
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,205	1,348,047
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2038	500	586,253
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	935	1,215,069
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	742,852
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	405	436,431
				6,705,316
Massachusetts–1.18%
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	1,850	2,233,283
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,914,053
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2036	235	291,983
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	740	920,590
				6,359,909
Michigan–4.19%
Academy of Warren; Series 2020 A, Ref.(g)	5.50%	05/01/2050	250	260,057
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(f)(i)(k)	5.00%	07/01/2043	1,590	1,753,621
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB(f)	5.00%	04/15/2041	2,190	2,564,014
Series 2020, Ref. VRD RB(p)	0.09%	10/15/2042	500	500,000
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	950	976,711
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,630,909
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	753,298
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(k)	5.00%	07/01/2031	2,500	2,790,601
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	528,265
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	528,914
Series 2015, RB	5.00%	07/01/2035	970	1,110,863
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	138,067
Series 2020, Ref. RB	5.00%	06/01/2045	360	392,294
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	1,740	1,942,557
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(f)(i)	5.00%	12/01/2046	2,965	3,575,530
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,261,352
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2033	600	736,197
Oakland University; Series 2012, RB	5.00%	03/01/2032	1,145	1,157,056
				22,600,306
Minnesota–0.35%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	429,426
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	925	1,133,670
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	$ 315	$ 339,099
				1,902,195
Mississippi–0.60%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	1,000	1,164,439
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	801,751
West Rankin Utility Authority; Series 2018, RB(b)(c)	5.00%	01/01/2028	1,010	1,257,624
				3,223,814
Missouri–1.52%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	803,514
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,677,334
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	900	1,091,665
Series 2019 B, RB (INS - AGM)(h)(k)	5.00%	03/01/2049	745	902,515
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	424,805
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	294,239
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,243,165
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,759,523
				8,196,760
Nebraska–1.57%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.25%	09/01/2037	1,000	1,036,670
Series 2012, RB(q)	5.00%	09/01/2042	3,250	3,363,120
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	209,844
Series 2017 A, Ref. RB	5.00%	09/01/2042	1,610	2,377,694
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,345	1,459,879
				8,447,207
New Hampshire–0.40%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	1	1,163
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,340	2,152,939
				2,154,102
New Jersey–6.66%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(k)	5.75%	11/01/2028	685	837,862
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB(b)(f)	5.25%	07/01/2026	6,625	7,986,977
Series 2005 N-1, Ref. RB (INS - NATL)(f)(i)(k)	5.50%	09/01/2022	2,820	2,929,536
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	345	358,332
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2037	715	835,040
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2037	900	1,049,125
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,000	2,201,090
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	830	938,366
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(j)(k)	0.00%	12/15/2037	$ 1,500	$ 1,062,398
Series 2010 D, RB	5.00%	12/15/2023	1,700	1,857,772
Series 2014, RB	5.00%	06/15/2030	685	853,259
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,327,181
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	401,180
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	1,141,515
Series 2018 A, Ref. RB	5.00%	12/15/2036	440	539,492
Series 2018 A, Ref. RN(f)(i)	5.00%	06/15/2029	1,190	1,399,561
Series 2018 A, Ref. RN(f)(i)	5.00%	06/15/2030	405	475,319
Series 2018 A, Ref. RN(f)(i)	5.00%	06/15/2031	565	661,516
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,370	1,745,505
Subseries 2016 A-1, RN	5.00%	06/15/2028	770	907,353
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	2,600	2,673,507
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	765	799,185
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,880	2,210,761
Series 2018 A, Ref. RB	5.25%	06/01/2046	625	748,605
				35,940,437
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	335,802
New York–21.70%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(h)	5.25%	12/31/2033	200	218,498
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,072,901
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(f)(k)	4.00%	02/15/2047	2,470	2,784,300
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,425	1,503,962
Series 2016 A, Ref. RB	5.25%	11/15/2032	465	562,606
Series 2016 B, Ref. RB	5.00%	11/15/2037	110	128,188
Series 2019 A, RB (INS - AGM)(f)(k)	4.00%	11/15/2046	1,995	2,296,090
Series 2020 A-2, RB	4.00%	02/01/2022	870	875,320
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,725,303
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	450	489,986
Series 2020 A-1, RB (INS - BAM)(k)	4.00%	11/15/2053	295	341,945
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,226,179
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	735	895,622
Two Hundred Seventh Series 2018, Ref. RB(f)(h)(i)	5.00%	09/15/2028	2,460	3,065,437
New York (City of), NY;
Series 2020-XM0925, GO Bonds(f)	5.00%	08/01/2043	1,730	2,207,839
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,090	1,283,825
Series 2021-XM0937, Ctfs.(f)	4.00%	03/01/2047	1,935	2,272,416
Subseries 2012 A-2, VRD GO Bonds(p)	0.02%	10/01/2038	3,000	3,000,000
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(k)	3.00%	03/01/2049	1,875	1,971,300
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(f)	5.00%	06/15/2045	5,515	5,656,764
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,070,543
Series 2020 GG-1, RB(f)	5.00%	06/15/2050	3,225	4,081,917
Series 2021-XF2932, Revenue Ctfs.(f)	5.00%	06/15/2048	1,485	1,884,590
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,153,089
Subseries 2016 B-1, RB	5.00%	08/01/2040	1,000	1,181,845
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	3,145,136
New York (State of) Dormitory Authority;
Series 2018 E, RB(f)	5.00%	03/15/2045	4,260	5,309,111
Series 2021-XM0939, Revenue Ctfs.(f)	4.00%	03/15/2042	3,180	3,787,339
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	$ 7,900	$ 8,357,017
Series 2014 C, RB(f)	5.00%	03/15/2040	4,210	4,618,931
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,177,634
New York (State of) Mortgage Agency; Series 2021, RB	3.25%	10/01/2051	500	550,289
New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(f)	4.00%	01/01/2050	4,030	4,628,590
Series 2020-XX1127, Ctfs. (INS - AGM)(f)(i)(k)	4.00%	01/01/2050	1,950	2,255,388
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(f)	5.00%	12/15/2031	2,785	3,044,064
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(f)	4.00%	11/01/2045	2,490	2,918,626
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	4,375	4,781,087
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,000	2,025,060
New York Power Authority; Series 2020-XF0956, Ctfs.(f)	4.00%	11/15/2050	2,750	3,229,474
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	460	550,452
Series 2020, Ref. RB(h)	5.38%	08/01/2036	705	889,553
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,285	1,288,011
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,000	1,002,305
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	180	217,107
Series 2018, RB(h)	5.00%	01/01/2033	1,565	1,879,996
Series 2018, RB(h)	5.00%	01/01/2034	1,285	1,541,450
Series 2018, RB(h)	4.00%	01/01/2036	1,125	1,265,685
Series 2018, RB(h)	5.00%	01/01/2036	335	400,343
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(h)	5.00%	10/01/2040	1,495	1,840,780
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	2,465	2,725,110
Series 2016 A, RB(h)	5.25%	01/01/2050	1,355	1,505,376
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,308,206
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	310	363,679
Triborough Bridge & Tunnel Authority;
Series 2020-XL0169, Revenue Ctfs.(f)	5.00%	05/15/2051	1,620	2,077,997
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,425	1,827,868
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	500	638,853
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	2,024,482
				117,125,464
North Carolina–2.45%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(c)	5.00%	12/01/2028	625	797,532
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	1,810	1,975,397
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(f)	5.00%	10/01/2055	7,265	8,511,961
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,230	1,935,857
				13,220,747
North Dakota–0.66%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,896,297
Series 2017 C, RB	5.00%	06/01/2048	1,440	1,680,688
				3,576,985
Ohio–6.76%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	762,857
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	895,761
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB(b)(c)	5.00%	02/15/2022	2,670	2,696,071
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,271,480
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	468,285
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	$ 355	$ 413,243
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,235	3,659,866
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	6,125	7,032,825
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	6,405	1,056,748
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	900	960,228
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	590	637,483
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,544,940
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	750	782,624
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(b)(c)	5.25%	06/01/2022	2,750	2,819,325
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,237,953
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	1,885	2,244,093
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,250	1,511,294
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,004,107)(e)(g)	6.00%	04/01/2038	1,025	504,343
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(k)	5.00%	12/31/2039	615	689,437
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	1,865	2,174,535
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(h)	2.60%	10/01/2029	1,000	1,053,510
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(h)	4.25%	01/15/2038	440	503,290
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,245	1,586,869
				36,507,060
Oklahoma–1.76%
Edmond Public Works Authority;
Series 2017, RB(f)	5.00%	07/01/2042	2,035	2,460,814
Series 2017, RB(f)	5.00%	07/01/2047	1,985	2,390,778
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	3,745	4,626,001
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	1,485	22,275
				9,499,868
Oregon–0.66%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	413,736
University of Oregon; Series 2020, RB(f)(i)	5.00%	04/01/2050	2,500	3,153,748
				3,567,484
Pennsylvania–3.26%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	625	697,578
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,197,805
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(j)(k)	0.00%	10/01/2036	500	313,759
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	560,416
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2040	600	720,251
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	854,562
Series 2018 A-2, RB	5.00%	12/01/2048	890	1,101,317
Series 2018 B, RB	5.25%	12/01/2048	875	1,096,613
Series 2021 A, RB	4.00%	12/01/2043	340	397,675
Series 2021 A, RB	4.00%	12/01/2044	375	437,643
Subseries 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	1,111,946
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,750	2,117,499
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	840	1,010,140
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	2,190	2,599,933
Series 2021, Ref. RB (INS - AGM)(h)(k)	4.00%	07/01/2039	1,335	1,581,554
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(g)	5.00%	06/15/2040	$ 110	$ 128,874
Series 2020, Ref. RB(g)	5.00%	06/15/2050	210	242,869
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	651,911
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	764,883
				17,587,228
Puerto Rico–5.58%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,575	2,643,915
Series 2002, RB	5.63%	05/15/2043	1,110	1,116,517
Series 2005 A, RB(j)	0.00%	05/15/2050	4,515	732,400
Series 2005 B, RB(j)	0.00%	05/15/2055	2,000	184,833
Series 2008 A, RB(j)	0.00%	05/15/2057	11,190	795,422
Series 2008 B, RB(j)	0.00%	05/15/2057	28,010	1,555,507
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(k)	6.00%	07/01/2027	300	303,347
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(b)	5.00%	07/01/2033	130	133,423
Series 2012 A, RB(b)	5.13%	07/01/2037	1,185	1,217,061
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	1,440	1,561,634
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2033	550	597,748
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2035	480	524,367
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(k)	4.75%	07/01/2038	500	506,797
Series 2007 CC, Ref. RB (INS - AGM)(k)	5.25%	07/01/2033	920	1,005,187
Series 2007 N, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	575	623,569
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2034	900	976,409
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2036	800	863,579
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(k)	6.00%	07/01/2024	1,510	1,526,848
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	335	306,571
Series 2018 A-1, RB(j)	0.00%	07/01/2029	785	679,104
Series 2018 A-1, RB(j)	0.00%	07/01/2031	1,830	1,470,550
Series 2018 A-1, RB(j)	0.00%	07/01/2033	650	486,734
Series 2018 A-1, RB(j)	0.00%	07/01/2046	6,235	2,085,005
Series 2018 A-1, RB(j)	0.00%	07/01/2051	11,375	2,753,236
Series 2018 A-1, RB	4.75%	07/01/2053	1,015	1,150,319
Series 2018 A-1, RB	5.00%	07/01/2058	2,965	3,403,990
Series 2019 A-2, RB	4.33%	07/01/2040	815	914,844
				30,118,916
Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	530	595,478
South Carolina–1.60%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,200	1,298,979
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	2,620	3,058,068
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	180	210,096
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	850	992,121
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	890	1,001,713
Series 2021 B, RB	4.00%	12/01/2047	1,780	2,099,093
				8,660,070
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.49%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	$ 1,235	$ 1,379,115
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,258,728
				2,637,843
Tennessee–3.04%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,295	1,575,071
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(j)(k)	0.00%	07/01/2026	12,525	11,706,983
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	882,569
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	490	606,378
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	1,245	1,611,396
				16,382,397
Texas–14.26%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,600	1,668,604
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,145	1,446,414
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	530	658,861
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,445,023
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(b)(c)(h)	5.00%	11/01/2022	1,000	1,042,660
Dallas (City or), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	935	1,098,967
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(p)	0.01%	11/01/2041	1,000	1,000,000
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(h)	5.00%	07/15/2028	375	447,378
Series 2021 A, RB(h)	4.00%	07/01/2041	435	465,772
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	1,310	1,388,726
Katy Independent School District; Series 2021 D, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	1,000	1,080,509
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(g)	5.50%	08/15/2024	1,015	1,150,179
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,106
Series 2012 A, Ref. RB(b)	5.00%	05/15/2039	2,270	2,318,839
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(h)(k)	5.13%	11/01/2028	5,000	6,212,345
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(h)	4.63%	10/01/2031	2,305	2,424,611
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	195,174
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,109,812
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	1,000	699,690
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	60,054
Series 2021, RB	2.00%	11/15/2061	1,000	688,158
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	1,105,679
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(k)	5.00%	04/01/2046	2,505	2,736,647
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(g)	10.00%	12/01/2025	195	213,642
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	397,201
Series 2017, Ref. RB	5.00%	01/01/2047	460	492,842
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	1,870	2,070,151
North Texas Tollway Authority; Series 2015 B, Ref. RB(f)(i)	5.00%	01/01/2040	7,525	7,894,939
San Antonio (City of), TX;
Series 2013, RB(b)(c)	5.00%	02/01/2023	2,000	2,111,722
Series 2021 A, RB	5.00%	02/01/2049	1,000	1,264,681
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	970	1,159,102
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(f)	5.00%	02/15/2047	2,585	3,051,773
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	$ 1,610	$ 1,731,845
Series 2016, Ref. RB	5.00%	05/15/2045	755	807,642
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 12/07/2007; Cost $527,418)(d)(e)	5.75%	12/31/2049	585	333,450
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153)(d)(e)	5.75%	02/15/2025	335	234,500
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(d)(e)	6.38%	02/15/2048	1,490	1,043,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	70,781
Series 2020, Ref. RB	6.75%	11/15/2051	60	70,505
Series 2020, Ref. RB	6.88%	11/15/2055	60	70,760
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,789,629
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,509,232
Series 2019, RB(j)	0.00%	08/01/2040	1,500	738,005
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,310	3,423,284
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	2,650	1,528,490
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	955	524,969
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,980	3,334,292
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	210	246,348
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,445	3,974,456
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	870	969,854
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,150	1,280,077
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	1,780	2,139,858
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,015
				76,931,253
Utah–2.05%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	514,317
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	490,914
Salt Lake City (City of), UT;
Series 2017 A, RB(f)(h)	5.00%	07/01/2047	2,065	2,466,192
Series 2018 A, RB(h)	5.00%	07/01/2048	885	1,062,855
Series 2018 A, RB(h)	5.25%	07/01/2048	1,185	1,443,126
Series 2021 A, RB(h)	5.00%	07/01/2051	2,745	3,453,435
Utah (County of), UT; Series 2016 B, RB(f)	4.00%	05/15/2047	1,515	1,635,920
				11,066,759
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	460	461,197
Series 2010 A, RB	5.00%	10/01/2029	890	892,315
				1,353,512
Virginia–2.42%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	935	1,442,254
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $245,000)(e)	5.00%	09/01/2050	245	223,233
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(h)	5.00%	01/01/2040	280	281,047
Series 2019, RB(h)	5.00%	01/01/2044	1,480	1,485,395
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	680	701,935
Series 2012, RB(h)	5.50%	01/01/2042	2,705	2,782,008
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(h)	5.00%	07/01/2034	$ 2,735	$ 2,745,399
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	610	728,731
Series 2017, RB(h)	5.00%	12/31/2052	1,285	1,528,641
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,000	1,141,607
				13,060,250
Washington–3.48%
Kalispel Tribe of Indians; Series 2018 B, RB(g)	5.00%	01/01/2032	700	831,407
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	2,250	2,620,139
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	2,265	2,334,830
Washington (State of); Series 2019 A, GO Bonds(f)	5.00%	08/01/2042	1,400	1,731,499
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	1,059,709
Series 2018, RB(f)(i)	5.00%	07/01/2048	3,130	3,767,653
Series 2018, RB	5.00%	07/01/2048	625	745,889
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(f)(i)	5.00%	08/01/2044	2,710	3,331,362
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	325	336,131
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	270	278,679
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,738,929
				18,776,227
West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	625	734,378
Wisconsin–4.82%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(g)	6.75%	08/01/2031	685	731,511
Series 2017, RB(g)	6.75%	12/01/2042	1,595	1,741,548
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(f)(i)	5.00%	03/01/2046	2,880	3,343,930
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	465	507,228
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2055	4,730	1,372,635
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2060	18,280	4,215,150
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, Ref. RB	4.00%	11/15/2043	915	1,063,342
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,085	2,420,539
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,672,507
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(b)(c)	5.00%	08/15/2022	1,400	1,447,408
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	310	340,251
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	490	381,010
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,498,702
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,491,582
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	763,328
				25,990,671
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.38%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(f)	5.00%	01/01/2047	$ 1,675	$ 2,033,605
TOTAL INVESTMENTS IN SECURITIES(r)–163.25% (Cost $816,281,707)					880,944,825
FLOATING RATE NOTE OBLIGATIONS–(22.66)%
Notes with interest and fee rates ranging from 0.57% to 0.77% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(s)					(122,270,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.02)%					(215,974,289)
OTHER ASSETS LESS LIABILITIES–(0.57)%					(3,069,507)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$539,631,029
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $3,576,551, which represented less than 1% of the Trust’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at November 30, 2021 was $5,282,022, which represented less than 1% of the Trust’s Net Assets.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $34,549,754, which represented 6.40% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $35,053,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(q)	Security subject to crossover refunding.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $203,034,291 are held by TOB Trusts and serve as collateral for the $122,270,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$880,448,227	$496,598	$880,944,825
Invesco Advantage Municipal Income Trust II